FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$10,067	$10,067	$-	$-
Derivative liability	70	70	-	-
Equipment loans	709	366	343	-
Finance lease obligations	4,787	2,443	2,344	-
Total	$15,633	$12,946	$2,687	$-

Schedule Of Foreign Currency Risk
	March 31, 2025		December 31, 2024
	MXN	CDN	MXN	CDN
Cash	$4,029	$725	$13,989	$396
Due from related parties	4,928	-	2,287	-
Long-term investments	-	2,379	-	1,742
Reclamation bonds	-	6	-	6
Amounts receivable	4,307	127	3,599	24
Accounts payable and accrued liabilities	(57,559)	(701)	(65,989)	(46)
Due to related parties	-	(139)	-	(136)
Finance lease obligations	(1,749)	(514)	(2,031)	(549)
Net exposure	(46,044)	1,883	(48,145)	1,437
US dollar equivalent	$(2,256)	$1,309	$(2,349)	$998

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$26,627	$-	$-
Amounts receivable	-	5,874	-
Due from related parties	146	-	-
Long-term investments	1,634	-	57
Total financial assets	$28,407	$5,874	$57

Financial liabilities
Derivative liability	-	-	(70)
Total financial liabilities	$-	$-	$(70)
	Level 1	Level 2	Level 3
Financial assets
Cash	$27,317	$-	$-
Amounts receivable	-	3,350	-
Due from related parties	18	-	-
Long-term investments	1,190	-	57
Total financial assets	$28,525	$3,350	$57

Financial liabilities
Derivative liability	-	-	(475)
Total financial liabilities	$-	$-	$(475)